Deferred Finace Charges, Net	12 Months Ended
Dec. 31, 2014
Notes To Consolidated Financial Statements
Deferred Finace Charges Net

7. Deferred Finance Charges, Net

Deferred finance charges are comprised of the following:
Balance, January 1, 2013	$6,467
Additions	132
Amortization expense	(1,252)
Balance, December 31, 2013	$5,347
Additions	2,726
Amortization expense	(1,472)
Balance, December 31, 2014	$6,601